Tema Monopolies and Oligopolies ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Aerospace & Defense - 9.5%
Airbus SE	1,695	$286,724
General Electric Co.	2,892	477,585
		764,309

Capital Markets - 19.9%
CME Group, Inc.	1,040	211,099
Intercontinental Exchange, Inc.	2,982	399,290
Moody's Corp.	1,051	417,236
MSCI, Inc.	489	242,143
S&P Global, Inc.	776	331,748
		1,601,516

Chemicals - 3.2%
Sherwin-Williams Co.	832	252,762

Commercial Services & Supplies - 3.2%
Copart, Inc.(a)	4,888	259,357

Construction & Engineering - 5.4%
Ferrovial SE	6,078	239,132
Vinci SA	1,581	196,334
		435,466

Construction Materials - 3.1%
Vulcan Materials Co.	988	252,701

Financial Services - 5.0%
Visa, Inc. - Class A	1,475	401,878

Ground Transportation - 5.7%
Canadian National Railway Co.	1,855	236,197
Canadian Pacific Kansas City Ltd.	2,777	220,383
		456,580

Health Care Equipment & Supplies - 3.2%
Carl Zeiss Meditec AG	1,112	102,136
IDEXX Laboratories, Inc.(a)	307	152,564
		254,700

Insurance - 2.2%
Aon PLC - Class A	615	173,209

Life Sciences Tools & Services - 4.9%
Bio-Techne Corp.	2,375	183,326
Thermo Fisher Scientific, Inc.	365	207,313
		390,639

Machinery - 2.0%
Otis Worldwide Corp.	1,643	162,986

Pharmaceuticals - 4.1%
Merck & Co., Inc.	1,232	154,665
Novo Nordisk AS	1,279	172,529
		327,194

Professional Services - 2.7%
Equifax, Inc.	950	219,820

Semiconductors & Semiconductor Equipment - 13.2%
ASML Holding NV	250	236,214
KLA Corp.	360	273,431
Lam Research Corp.	258	240,570
Teradyne, Inc.	2,221	313,028
		1,063,243

Software - 10.1%
Fair Isaac Corp.(a)	209	269,595
Intuit, Inc.	442	254,786
Tyler Technologies, Inc.(a)	607	291,579
		815,960

Transportation Infrastructure - 1.8%
Aena SME SA(b)	746	145,376
TOTAL COMMON STOCKS (Cost $6,831,985)		7,977,696

SHORT-TERM INVESTMENTS - 0.8%	Shares	Value
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 5.22%(c)	65,310	65,310
TOTAL SHORT-TERM INVESTMENTS (Cost $65,310)		65,310

TOTAL INVESTMENTS - 100.0% (Cost $6,897,295)		$8,043,006
Other Assets in Excess of Liabilities - 0.0%(d)		2,835
TOTAL NET ASSETS - 100.0%		$8,045,841

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $145,376 or 1.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(d)	Represents less than 0.05% of net assets.

Tema ETF Trust
Tema Monopolies and Oligopolies ETF
Notes to Quarterly Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

Tema Monopolies and Oligopolies ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$7,977,696	$–	$–	$7,977,696
Money Market Funds	65,310	–	–	65,310
Total Assets	$8,043,006	$–	$–	$8,043,006

Refer to the Schedule of Investments for industry classifications.

Tema Monopolies and Oligopolies ETF invested, as a percentage of net assets, in the following countries and sectors as of May 31, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of May 31, 2024
(% of Net Assets)
United States	$6,207,981	77.1%
France	483,058	6.0
Netherlands	475,346	5.9
Canada	456,580	5.7
Denmark	172,529	2.2
Spain	145,376	1.8
Germany	102,136	1.3
Other Assets in Excess of Liabilities	2,835	0.0 (a)
	$8,045,841	100.0%

Sector Classification as of May 31, 2024
(% of Net Assets)
Industrials	$2,443,894	30.3%
Financials	2,176,603	27.1
Information Technology	1,879,203	23.3
Health Care	972,533	12.2
Materials	505,463	6.3
Money Market Funds	65,310	0.8
Other Assets in Excess of Liabilities	2,835	0.0 (a)
	$8,045,841	100.0%

(a)	Represents less than 0.05% of net assets.